Note 15 - (Loss)/Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2013	2014	2015
Income:
Net income/(loss)	1,408	2,896	(8,507)

Earnings per share:
Weighted average common shares outstanding, basic	243,736	1,295,811	2,019,235

Effect of dilutive securities:
Warrants	-	278,533	-
Shares granted to the CEO	714	-	-
Weighted average common shares outstanding, diluted	244,450	1,574,344	2,019,235

Basic (loss)/earnings per share	5.78	2.23	(4. 21)
Diluted (loss)/earnings per share	5.76	1.84	(4. 21)